Cover	Sep. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 12, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-36067
Entity Registrant Name	Mandiant, Inc.
Entity Central Index Key	0001370880
Entity Tax Identification Number	20-1548921
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11951 Freedom Drive, 6th Floor
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	935-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	MNDT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false